UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2008

Item 1:                                  Report to Shareholders.

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett
Mid Cap Value Fund

For the six-month period ended June 30, 2008

Lord Abbett Mid Cap Value Fund

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholder: We are pleased to provide you with this overview of the Lord Abbett Mid Cap Value Fund's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward — and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the Mid Cap Value Fund perform during the six-month period ended June 30, 2008?

A: The Fund returned -13.21%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Value Index,5 which returned -8.58% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the consumer discretionary, utilities, and integrated oils sectors.

Among individual holdings that detracted from performance were consumer discretionary holdings R.H. Donnelley Corp. (the Fund's number-one detractor), a publisher of various Sprint Yellow Pages directories, and Idearc, Inc., a directory publisher; and utilities holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications.

The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector (owing to an underweight position), the producer durables sector, and the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among individual holdings that contributed to performance were three other energy holdings: EOG Resources, Inc. (the Fund's number-one contributor), an oil and gas company; Halliburton Co., a supplier of energy services, engineering and construction services, and manufactured products for the energy industry; and Range Resources Corp., an independent oil and gas company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1,000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

5  The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks also are members of the Russell 1000® Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 - 6/30/08
Class A*
Actual	$1,000.00	$867.90	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class B
Actual	$1,000.00	$864.60	$8.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.98	$8.92
Class C
Actual	$1,000.00	$864.70	$8.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.98	$8.92
Class F
Actual	$1,000.00	$868.10	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.42
Class I
Actual	$1,000.00	$868.70	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class P
Actual	$1,000.00	$867.00	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.73	$6.17
Class R2
Actual	$1,000.00	$982.10	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.73
Class R3
Actual	$1,000.00	$982.10	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.43	$3.46

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (1.10% for Class A, 1.78% for Classes B and C, 0.88% for Class F, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 for Classes A, B, C, F, I, and P (to reflect one-half year period) and multiplied by 98/366 for Classes R2 and R3 (to reflect the period March 24, 2008, commencement of investment operations, to June 30, 2008).

*  Due to an increase in the Fund's Class A Shares distribution fee from .05% to .10% of the Fund's average daily net assets, effective May 1, 2008, the annualized expenses of Class A have been restated to 1.13%. Had these restated expenses been in place throughout the most recent one-half year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A*	$5.25	$5.67

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	3.26%
Consumer Discretionary	16.21%
Consumer Staples	7.03%
Financial Services	4.92%
Healthcare	7.97%
Materials & Processing	13.68%
Other Energy	7.68%
Producer Durables	3.76%
Technology	10.29%
Utilities	21.44%
Short-Term	3.76%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.31%
Advertising Agency 3.37%
Interpublic Group of Cos., Inc (The)*	22,052,721	$189,653
R.H. Donnelley Corp.*(a)	7,913,374	23,740
Total		213,393
Agriculture, Fishing & Ranching 0.43%
Monsanto Co.	215,160	27,205
Auto Parts: After Market 1.59%
Genuine Parts Co.	2,539,591	100,771
Auto Parts: Original Equipment 0.60%
ArvinMeritor, Inc.	3,062,249	38,217
Banks 0.49%
Comerica Inc.	240,200	6,156
Fifth Third Bancorp	568,200	5,784
M&T Bank Corp.	136,800	9,650
Zions Bancorp	299,800	9,441
Total		31,031
Beverage: Soft Drinks 1.61%
Coca-Cola Enterprises Inc.	5,874,250	101,625
Building: Materials 0.47%
Owens Corning*	1,301,700	29,614
Chemicals 2.79%
Chemtura Corp.	8,054,667	47,039
Eastman Chemical Co.	1,881,455	129,557
Total		176,596
Commercial Information Services 1.32%
Arbitron Inc.(a)	1,751,954	83,218
Communications Technology 8.77%
ADC Telecommunications, Inc.*(a)	6,817,904	100,700

Investments	Shares	Value (000)
JDS Uniphase Corp.*(a)	16,605,091	$188,634
McAfee, Inc.*	5,482,250	186,561
Tellabs, Inc.*	16,989,145	79,000
Total		554,895
Computer Services, Software & Systems 1.41%
Openwave Systems, Inc.*	2,944,969	4,388
Sybase, Inc.*	2,886,527	84,922
Total		89,310
Consumer Products 1.90%
Snap-on Inc.	2,307,941	120,036
Containers & Packaging: Paper & Plastic 1.82%
Pactiv Corp.*	5,438,908	115,468
Diversified Manufacturing 2.12%
Ball Corp.	2,808,869	134,095
Diversified Production 0.59%
Pentair, Inc.	1,063,900	37,258
Drug & Grocery Store Chains 3.11%
Kroger Co. (The)	3,597,400	103,857
Safeway, Inc.	3,262,448	93,143
Total		197,000
Drugs & Pharmaceuticals 5.61%
King Pharmaceuticals, Inc.*(a)	15,966,369	167,168
Mylan Inc.*(a)	15,537,571	187,538
Total		354,706
Electronics: Semi-Conductors/ Components 0.12%
Marvell Technology Group Ltd. (Bermuda)*(b)	430,400	7,601
Engineering & Contracting Services 0.98%
KBR, Inc.	1,767,949	61,719

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Fertilizers 0.60%
Mosaic Co. (The)*	261,019	$37,769
Foods 2.31%
Dean Foods Co.*	3,414,526	66,993
Smithfield Foods, Inc.*	3,989,118	79,304
Total		146,297
Health & Personal Care 0.95%
HealthSouth Corp.*	3,619,356	60,190
Identification Control & Filter Devices 0.96%
Hubbell, Inc. Class B	1,516,387	60,458
Insurance: Life 1.45%
Conseco, Inc.*(a)	9,276,245	92,020
Insurance: Property-Casualty 2.98%
ACE Ltd. (Cayman Islands)(b)	1,576,100	86,827
PartnerRe Ltd. (Bermuda)(b)	1,473,038	101,831
Total		188,658
Machinery: Engines 1.33%
Cummins, Inc.	1,285,756	84,243
Machinery: Oil Well Equipment & Services 2.37%
Halliburton Co.	2,827,295	150,045
Medical & Dental Instruments & Supplies 1.42%
Coviden Ltd. (Bermuda)(b)	1,873,835	89,738
Metal Fabricating 2.08%
Timken Co. (The)	3,993,787	131,555
Miscellaneous: Equipment 0.89%
W.W. Grainger, Inc.	689,066	56,366

Investments	Shares	Value (000)
Offshore Drilling 1.54%
Transocean Inc. (Cayman Islands)*(b)	640,647	$97,628
Oil: Crude Producers 3.77%
EOG Resources, Inc.	969,635	127,216
Range Resources Corp.	1,699,600	111,392
Total		238,608
Paints & Coatings 0.61%
Valspar Corp. (The)	2,027,113	38,333
Paper 1.80%
AbitibiBowater, Inc. (Canada)*(a)	5,263,379	49,107
MeadWestvaco Corp.	2,722,107	64,895
Total		114,002
Publishing: Miscellaneous 2.82%
Idearc Inc.*(a)	9,126,392	21,447
R.R. Donnelley & Sons Co.	5,279,477	156,748
Total		178,195
Publishing: Newspapers 0.65%
Gannett Co., Inc.	1,897,600	41,121
Restaurants 1.34%
Brinker International, Inc.	4,495,220	84,960
Retail 3.34%
Foot Locker, Inc.	5,585,503	69,540
Macy's, Inc.	3,171,382	61,588
OfficeMax, Inc.(a)	5,784,053	80,398
Total		211,526
Services: Commercial 1.48%
Allied Waste Industries, Inc.*	7,436,003	93,842

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	Value (000)
Tires & Rubber 1.07%
Goodyear Tire & Rubber Co. (The)*	3,780,200	$67,401
Utilities: Electrical 10.40%
Ameren Corp.	3,753,481	158,509
CMS Energy Corp.	10,330,858	153,930
NiSource Inc.	10,133,484	181,592
Northeast Utilities System	6,436,192	164,316
Total		658,347
Utilities: Gas Distributors 0.48%
Southwest Gas Corp.	1,029,461	30,606
Utilities: Telecommunications 10.57%
CenturyTel, Inc.	3,366,469	119,813
EMBARQ Corp.	4,773,073	225,623
Qwest Communications International Inc.	43,953,561	172,737
Windstream Corp.	12,198,926	150,535
Total		668,708
Total Common Stocks (cost $6,960,287,615)		6,094,374

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.76%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $241,945,000 of Federal Home Loan Mortgage Corp. 3.56% due 6/18/2010; value: $242,549,863; proceeds: $237,804,684 (cost $237,793,587)	$237,794	$237,794
Total Investments in Securities 100.07% (cost $7,198,081,202)		6,332,168
Liabilities in Excess of Other Assets (0.07%)		(4,377)
Net Assets 100.00%		$6,327,791

*  Non income-producing security

(a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9)

(b)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in unaffiliated issuers, at value (cost $5,224,439,116)	$5,338,195,843
Investments in affiliated issuers, at value (cost $1,973,642,086)	993,971,612
Receivables:
Investment securities sold	42,945,951
Interest and dividends	8,992,866
Capital shares sold	4,029,604
Prepaid expenses and other assets	97,967
Total assets	6,388,233,843
LIABILITIES:
Payables:
Capital shares reacquired	36,491,759
Investment securities purchased	9,028,689
12b-1 distribution fees	4,413,233
Management fee	3,216,704
Directors' fees	1,095,068
Fund administration	222,980
Accrued expenses and other liabilities	5,974,895
Total liabilities	60,443,328
NET ASSETS	$6,327,790,515
COMPOSITION OF NET ASSETS:
Paid-in capital	$6,865,718,886
Undistributed net investment income	26,815,111
Accumulated net realized gain on investments	301,170,265
Net unrealized depreciation on investments	(865,913,747)
Net Assets	$6,327,790,515
Net assets by class:
Class A Shares	$4,215,008,151
Class B Shares	$491,236,559
Class C Shares	$571,788,360
Class F Shares	$28,006,186
Class I Shares	$532,889,545
Class P Shares	$488,529,349
Class R2 Shares	$9,819
Class R3 Shares	$322,546
Outstanding shares by class:
Class A Shares (500 million shares of common stock authorized, $.001 par value)	274,676,257
Class B Shares (200 million shares of common stock authorized, $.001 par value)	33,944,967
Class C Shares (200 million shares of common stock authorized, $.001 par value)	39,685,994
Class F Shares (200 million shares of common stock authorized, $.001 par value)	1,828,703
Class I Shares (70 million shares of common stock authorized, $.001 par value)	34,778,686
Class P Shares (200 million shares of common stock authorized, $.001 par value)	32,796,039
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	640
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	21,024
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.29
Class B Shares-Net asset value	$14.47
Class C Shares-Net asset value	$14.41
Class F Shares-Net asset value	$15.31
Class I Shares-Net asset value	$15.32
Class P Shares-Net asset value	$14.90
Class R2 Shares-Net asset value	$15.34
Class R3 Shares-Net asset value	$15.34

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends from unaffiliated issuers	$63,969,476
Dividends from affiliated issuers	4,838,727
Interest and other	2,116,731
Total investment income	70,924,934
Expenses:
Management fee	18,402,177
12b-1 distribution plan-Class A	7,681,569
12b-1 distribution plan-Class B	2,831,645
12b-1 distribution plan-Class C	3,315,731
12b-1 distribution plan-Class F	862
12b-1 distribution plan-Class P	1,222,618
12b-1 distribution plan-Class R2	17
12b-1 distribution plan-Class R3	207
Shareholder servicing	7,524,614
Fund administration	1,434,381
Reports to shareholders	258,893
Registration	119,093
Directors' fees	101,275
Professional	39,664
Custody	20,589
Other	139,676
Gross expenses	43,093,011
Expense reductions (see note 7)	(61,838)
Net expenses	43,031,173
Net investment income	27,893,761
Net realized and unrealized gain (loss):
Net realized gain on unaffiliated issuers	364,257,176
Net realized loss on affiliated issuers	(34,821,599)
Net change in unrealized appreciation on investments	(1,429,096,794)
Net realized and unrealized loss	(1,099,661,217)
Net Decrease in Net Assets Resulting From Operations	$(1,071,767,456)

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$27,893,761	$35,625,216
Net realized gain on investments in affiliated and unaffiliated issuers	329,435,577	1,730,646,903
Net change in unrealized appreciation on investments	(1,429,096,794)	(1,628,683,437)
Net increase (decrease) in net assets resulting from operations	(1,071,767,456)	137,588,682
Distributions to shareholders from:
Net investment income
Class A	–	(27,900,652)
Class B	–	(29,241)
Class C	–	(36,721)
Class F	–	(75)
Class I	–	(6,200,851)
Class P	–	(2,037,074)
Class R2	–	-
Class R3	–	–
Net realized gain
Class A	(244,187,889)	(1,040,601,315)
Class B	(30,636,099)	(130,909,628)
Class C	(36,209,251)	(156,032,306)
Class F	(418)	(1,477)
Class I	(26,307,913)	(134,459,602)
Class P	(27,877,588)	(118,087,458)
Class R2	–	-
Class R3	–	–
Total distributions to shareholders	(365,219,158)	(1,616,296,400)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	577,975,715	1,498,049,708
Reinvestment of distributions	330,193,210	1,454,365,407
Cost of shares reacquired	(1,627,956,344)	(3,325,193,279)
Net decrease in net assets resulting from capital share transactions	(719,787,419)	(372,778,164)
Net decrease in net assets	(2,156,774,033)	(1,851,485,882)
NET ASSETS:
Beginning of period	$8,484,564,548	$10,336,050,430
End of period	$6,327,790,515	$8,484,564,548
Undistributed (distributions in excess of) net investment income	$26,815,111	$(1,078,650)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$18.57		$22.40	$22.41	$22.63	$18.83		$15.39
Investment operations:
Net investment income(a)	.07		.11	.12	.13	.10		.11
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	–	(c)	–
Net realized and unrealized gain (loss)	(2.47)		.06	2.57	1.66	4.43		3.70
Total from investment operations	(2.40)		.17	2.69	1.79	4.53		3.81
Distributions to shareholders from:
Net investment income	–		(.11)	(.12)	(.10)	(.06)		(.17)
Net realized gain	(.82)		(3.89)	(2.58)	(1.91)	(.67)		(.20)
Total distributions	(.82)		(4.00)	(2.70)	(2.01)	(.73)		(.37)
Net asset value, end of period	$15.35		$18.57	$22.40	$22.41	$22.63		$18.83
Total Return(b)	(13.21	)%(e)	0.54%	12.36%	8.16%	24.10	%(d)	24.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(e)	1.05%	1.07%	1.07%	1.15%		1.19%
Expenses, excluding expense reductions	.55	%(e)	1.05%	1.07%	1.07%	1.15%		1.19%
Net investment income	.44	%(e)	.46%	.51%	.56%	.47%		.64%
Supplemental Data:
Net assets, end of period (000's)	$4,215,008		$5,736,155	$6,832,134	$7,355,612	$6,300,413		$4,226,138
Portfolio turnover rate	7.37	%(e)	28.24%	19.95%	25.97%	20.35%		16.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestments of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$17.62		$21.50	$21.65	$21.98	$18.37		$14.97
Investment operations:
Net investment income (loss)(a)	.01		(.05)	(.04)	(.02)	(.03)		– (c)
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	–	(c)	–
Net realized and unrealized gain (loss)	(2.34)		.06	2.48	1.60	4.31		3.61
Total from investment operations	(2.33)		.01	2.44	1.58	4.28		3.61
Distributions to shareholders from:
Net investment income	–		– (c)	(.01)	–	–		(.01)
Net realized gain	(.82)		(3.89)	(2.58)	(1.91)	(.67)		(.20)
Total distributions	(.82)		(3.89)	(2.59)	(1.91)	(.67)		(.21)
Net asset value, end of period	$14.47		$17.62	$21.50	$21.65	$21.98		$18.37
Total Return(b)	(13.54	)%(e)	(.16)%	11.60%	7.44%	23.32	%(d)	24.15%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.89	%(e)	1.75%	1.76%	1.72%	1.77%		1.82%
Expenses, excluding expense reductions and including expenses assumed	.89	%(e)	1.75%	1.76%	1.73%	1.77%		1.82%
Net investment income (loss)	.10	%(e)	(.24)%	(.18)%	(.11)%	(.15)%		.01%
Supplemental Data:
Net assets, end of period (000's)	$491,237		$684,105	$837,988	$914,957	$923,118		$771,959
Portfolio turnover rate	7.37	%(e)	28.24%	19.95%	25.97%	20.35%		16.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$17.55		$21.42	$21.58	$21.92	$18.32		$14.94
Investment operations:
Net investment income (loss)(a)	.01		(.05)	(.04)	(.02)	(.03)		– (c)
Net increase from payments by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	–	(c)	–
Net realized and unrealized gain (loss)	(2.33)		.07	2.47	1.59	4.30		3.60
Total from investment operations	(2.32)		.02	2.43	1.57	4.27		3.60
Distributions to shareholders from:
Net investment income	–		– (c)	(.01)	–	–		(.02)
Net realized gain	(.82)		(3.89)	(2.58)	(1.91)	(.67)		(.20)
Total distributions	(.82)		(3.89)	(2.59)	(1.91)	(.67)		(.22)
Net asset value, end of period	$14.41		$17.55	$21.42	$21.58	$21.92		$18.32
Total Return(b)	(13.53	)%(e)	(.12)%	11.59%	7.41%	23.33	%(d)	24.21%
Ratios to Average Net Assets:
Expenses, including expense reductions	.89	%(e)	1.75%	1.76%	1.72%	1.77%		1.82%
Expenses, excluding expense reductions	.89	%(e)	1.75%	1.76%	1.73%	1.77%		1.82%
Net investment income (loss)	.10	%(e)	(.24)%	(.18)%	(.11)%	(.15)%		.01%
Supplemental Data:
Net assets, end of period (000's)	$571,788		$812,744	$985,897	$1,104,235	$1,115,185		$975,894
Portfolio turnover rate	7.37	%(e)	28.24%	19.95%	25.97%	20.35%		16.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2008 (unaudited)		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.52		$23.55
Investment operations:
Net investment income(b)	.19		.03
Net realized and unrealized loss	(2.58)		(1.42)
Total from investment operations	(2.39)		(1.39)
Distributions to shareholders from:
From net investment income	–		(.18)
Net realized gain	(.82)		(3.46)
Total distributions	(.82)		(3.64)
Net asset value, end of period	$15.31		$18.52
Total Return(c)	(13.19	)%(d)	(6.06	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.44	%(d)	.23	%(d)
Expenses, excluding expense reductions	.44	%(d)	.23	%(d)
Net investment income	1.20	%(d)	.14	%(d)
Supplemental Data:
Net assets, end of period (000's)	$28,006		$9
Portfolio turnover rate	7.37	%(d)	28.24	%(d)

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$18.52		$22.35	$22.37	$22.59	$18.78		$15.38
Investment operations:
Net investment income(a)	.10		.18	.19	.20	.17		.17
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	–	(c)	–
Net realized and unrealized gain (loss)	(2.48)		.06	2.57	1.67	4.44		3.69
Total from investment operations	(2.38)		.24	2.76	1.87	4.61		3.86
Distributions to shareholders from:
Net investment income	–		(.18)	(.20)	(.18)	(.13)		(.26)
Net realized gain	(.82)		(3.89)	(2.58)	(1.91)	(.67)		(.20)
Total distributions	(.82)		(4.07)	(2.78)	(2.09)	(.80)		(.46)
Net asset value, end of period	$15.32		$18.52	$22.35	$22.37	$22.59		$18.78
Total Return(b)	(13.13	)%(e)	.90%	12.69%	8.53%	24.59	%(d)	25.39%
Ratios to Average Net Assets:
Expenses, including expense reductions	.39	%(e)	.75%	.76%	.72%	.77%		.82%
Expenses, excluding expense reductions	.39	%(e)	.75%	.76%	.73%	.77%		.82%
Net investment income	.60	%(e)	.77%	.83%	.90%	.85%		1.01%
Supplemental Data:
Net assets, end of period (000's)	$532,890		$613,098	$893,758	$855,628	$569,800		$357,388
Portfolio turnover rate	7.37	%(e)	28.24%	19.95%	25.97%	20.35%		16.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$18.07		$21.89	$21.96	$22.22	$18.52		$15.16
Investment operations:
Net investment income(a)	.06		.07	.08	.10	.08		.09
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	–	(c)	–
Net realized and unrealized gain (loss)	(2.41)		.07	2.52	1.63	4.36		3.65
Total from investment operations	(2.35)		.14	2.60	1.73	4.44		3.74
Distributions to shareholders from:
Net investment income	–		(.07)	(.09)	(.08)	(.07)		(.18)
Net realized gain	(.82)		(3.89)	2.58	(1.91)	(.67)		(.20)
Total distributions	(.82)		(3.96)	(2.67)	(1.99)	(.74)		(.38)
Net asset value, end of period	$14.90		$18.07	$21.89	$21.96	$22.22		$18.52
Total Return(b)	(13.30	)%(e)	.43%	12.19%	8.07%	23.99	%(d)	24.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(e)	1.20%	1.21%	1.17%	1.22%		1.27%
Expenses, excluding expense reductions	.61	%(e)	1.20%	1.21%	1.18%	1.22%		1.27%
Net investment income	.37	%(e)	.31%	.38%	.46%	.40%		.56%
Supplemental Data:
Net assets, end of period (000's)	$488,529		$638,453	$786,273	$815,751	$521,603		$178,439
Portfolio turnover rate	7.37	%(e)	28.24%	19.95%	25.97%	20.35%		16.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2
	3/24/2008(a) to 6/30/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.62
Investment Operations:
Net investment income(b)	.03
Net realized and unrealized loss	(.31)
Total from investment operations	.28
Net asset value, end of period	$15.34
Total Return(c)	(1.79	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(d)
Expenses, excluding expense reductions	.37	%(d)
Net investment income	.19	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	7.37	%(d)

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007, and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3
	3/24/2008(a) to 6/30/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.62
Investment Operations:
Net investment income(b)	.05
Net realized and unrealized loss	(.33)
Total from investment operations	.28
Net asset value, end of period	$15.34
Total Return(c)	(1.79	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.34	%(d)
Expenses, excluding expense reductions	.34	%(d)
Net investment income	.31	%(d)
Supplemental Data:
Net assets, end of period (000's)	$323
Portfolio turnover rate	7.37	%(d)

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007, and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3 each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. The Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions

Notes to Financial Statements (unaudited)(continued)

market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$6,094,373,868	$-
Level 2 – Other Significant Observable Inputs	237,793,587	-
Total	$6,332,167,455	$-

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

Notes to Financial Statements (unaudited)(continued)

and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10	%(2)	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

(2) From October 1, 2005 to April 30, 2008, the annual rate of the Fund's Class A share distribution fee was .05% of the Fund's average daily net assets.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2008:

Distributor Commissions	Dealers' Concessions
$211,990	$1,146,856

Distributor received CDSCs of $6,055 and $5,666 for Class A and Class C shares, respectively, for the six months ended June 30, 2008.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$10,503,243	$114,153,662
Net long-term capital gains	354,715,915	1,502,142,738
Total distributions paid	$365,219,158	$1,616,296,400

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2008 the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$7,226,294,598
Gross unrealized gain	813,473,280
Gross unrealized loss	(1,707,600,423)
Net unrealized security loss	$(894,127,143)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$519,984,377	$1,621,207,080

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2008.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2008 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2008.

Notes to Financial Statements (unaudited)(continued)

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2008:

Affiliated Issuer	Balance of Shares Held at 12/31/07		Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2008	Value at 6/30/2008	Realized Gain (Loss) 1/1/2008 to 6/30/2008(a)	Dividend Income 1/1/2008 to 6/30/2008(a)
AbitibiBowater Inc.	4,643,479		723,700	(103,800)	$5,263,379	$49,107,326	$(6,515,181)	$-
ADC Telecommunications, Inc.	7,195,304		103,000	(480,400)	6,817,904	100,700,442	(2,606,904)	-
Arbitron Inc.	1,703,854		95,800	(47,700)	1,751,954	83,217,815	(72,849)	354,180
Chemtura Corp.(b)	12,325,088		-	(4,270,421)	8,054,667	-	(781,392)	610,783
Conseco, Inc.	10,094,417		761,900	(1,580,072)	9,276,245	92,020,350	(12,151,800)	-
Idearc Inc.	3,189,308	(c)	5,937,084	-	9,126,392	21,447,021	-	2,131,243
Interpublic Group of Cos. (The)(b)	25,017,421		875,500	(3,840,200)	22,052,721	-	(488,760)	-
JDS Uniphase Corp.	17,412,291		758,700	(1,565,900)	16,605,091	188,633,834	(12,768,449)	-
King Pharmaceuticals, Inc.	15,273,869		692,500	-	15,966,369	167,167,883	-	-
Mylan, Inc.	14,224,171		1,485,400	(172,000)	15,537,571	187,538,482	(1,565,256)	-
OfficeMax, Inc.	5,702,353		145,900	(64,200)	5,784,053	80,398,337	(1,538,799)	1,742,521
Openwave Systems, Inc.(b)	6,323,893		166,510	(3,545,434)	2,944,969	-	1,233,899	-
R.H. Donnelley Corp.	5,401,174		2,536,000	(23,800)	7,913,374	23,740,122	(410,337)	-
Sybase, Inc.(b)	4,704,203		-	(1,817,676)	2,886,527	-	2,844,229	-
Total						$993,971,612	$(34,821,599)	$4,838,727

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) No longer an affiliated issuer as of June 30, 2008.

(c) Not an affiliated issuer as of December 31, 2007.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,258,277	$330,117,436	41,012,360	$947,331,791
Converted from Class B*	298,385	4,876,183	701,674	16,303,320
Reinvestment of distributions	13,975,349	229,336,307	52,127,566	997,985,278
Shares reacquired	(68,683,630)	(1,117,833,848)	(90,076,594)	(2,069,482,858)
Increase (decrease)	(34,151,619)	$(553,503,922)	3,765,006	$(107,862,469)
Class B Shares
Shares sold	736,979	$11,373,281	1,654,809	$33,747,601
Reinvestment of distributions	1,672,868	25,963,928	6,010,527	109,384,477
Shares reacquired	(6,965,103)	(107,468,903)	(7,099,661)	(156,829,651)
Converted to Class A*	(315,815)	(4,876,183)	(734,327)	(16,303,320)
Decrease	(4,871,071)	$(75,007,877)	(168,652)	$(30,000,893)
Class C Shares
Shares sold	1,401,534	$21,605,138	3,278,304	$64,472,964
Reinvestment of distributions	1,678,637	25,936,430	6,065,786	109,929,258
Shares reacquired	(9,703,391)	(149,188,960)	(9,059,526)	(198,904,118)
Increase (decrease)	(6,623,220)	$(101,647,392)	284,564	$(24,501,896)
			Period Ended December 31, 2007†
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,850,204	$29,351,747	426.628	$10,047
Reinvestment of distributions	25	416	82.622	1,545
Shares reacquired	(22,035)	(343,297)	-	-
Increase	1,828,194	$29,008,866	509.250	$11,592
			Year Ended December 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	9,052,772	$141,963,636	13,360,204	$304,246,522
Reinvestment of distributions	1,528,670	25,024,327	7,037,017	134,386,736
Shares reacquired	(8,910,196)	(145,689,515)	(27,274,744)	(609,713,159)
Increase (decrease)	1,671,246	$21,298,448	(6,877,523)	$(171,079,901)
Class P Shares
Shares sold	2,715,264	$43,194,470	6,692,806	$148,240,783
Reinvestment of distributions	1,501,367	23,931,802	5,509,751	102,678,114
Shares reacquired	(6,757,845)	(107,414,325)	(12,790,301)	(290,263,493)
Decrease	(2,541,214)	$(40,288,053)	(587,744)	$(39,344,596)

Notes to Financial Statements (unaudited)(concluded)

	Period Ended June 30, 2008†† (unaudited)
Class R2 Shares
Shares sold	640	$10,000
Increase	640	$10,000
Class R3 Shares
Shares sold	22,126	$360,007
Shares reacquired	(1,102)	(17,496)
Increase (decrease)	21,024	$342,511

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to December 31, 2007.

††  For the period March 24, 2008 (commencement of investment operations) to June 30, 2008.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid-Cap Value Fund, Inc.

LAMCVF-3-0608

(08/08)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008